Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 15, 2017
James Purpose Based Investment ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	James Purpose Based Investment ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EXCHANGE LISTED FUNDS TRUST

James Biblically Responsible Investment ETF

(the “Fund”)

Supplement dated November 1, 2018 to the Fund's

currently effective Prospectus and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the Fund's currently effective Prospectus and SAI and should be read in conjunction with those documents.

The following changes to the Fund's Prospectus and SAI are effective immediately:

1.     The Fund's name is changed to James Purpose Based Investment ETF.

2.     The Fund's ticker symbol is changed from JBRI to JPBI.

3.     All references to James Biblically Responsible Investment Index are changed to James Purpose Based Investment Index.

4.     In the Prospectus, the second and third paragraphs under the section titled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The companies included in the Index are selected from the universe of companies represented by the S-Network U.S. Large/Mid Cap 1000 Index, which is composed of the 1,000 largest companies by capitalization listed in the U.S. To these companies, the Index Provider employs a biblically responsible screening tool developed by eVALUEator Services, LLC (“eVALUEator”), which consists of a series of rules-based screens designed to identify and exclude from the Index companies that are involved in practices and products the Index Provider deems objectionable from a biblical perspective, including abortion, entertainment (i.e., companies with products or practices that promote sexually graphic, violent, profane material; glorify the use of drugs and alcohol; or create propaganda or content intended to undermine positive family values parents are trying to instill in their children), pornography, lifestyle (i.e., companies with products or practices that promote gay, lesbian, bisexual, transgender/transsexual, or questioning lifestyles, including through advertisements or marketing campaigns targeted to those with such lifestyles), alcohol, rights (i.e., companies that use methods to support terrorist organizations, undermine human rights, undermine workers' rights, or persecute Christians), tobacco, and gambling.

To create the Index, each of the companies available for inclusion is assigned a score determined pursuant to a proprietary, rules-based stock ranking model developed and applied by James Investment Research, Inc., which score is derived from multiple data inputs used to measure a company's valuation, profitability, and price momentum. The 100 companies with the highest scores are included in the Index. Index constituents are monitored on an ongoing basis to identify changes to business practices that may disqualify a company from inclusion in the Index. Securities of disqualified companies are divested from the Index monthly if, during that month, such companies are eliminated from the universe of companies available for inclusion based on eVALUEator's rules-based screens, which are run against companies on an ongoing basis. The Index is reconstituted quarterly, on the third Friday of the last month of each calendar quarter. Index constituents are equally weighted at each reconstitution of the Index.

Supplement Closing [Text Block]	ck0001547950_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.